FINANCIAL STATEMENT DETAILS - Other income (expense), net (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL STATEMENT DETAILS.
Interest income	$ (0.8)	$ (1.2)	$ (2.9)	$ (4.6)	$ (5.9)	$ (7.5)	$ (5.8)
Unrealized foreign exchange (gain) loss	(2.4)	(8.8)	5.2	(17.6)	(25.1)	10.8	1.8
Realized foreign exchange (gain) loss	5.5	(0.9)	6.1	(1.7)	(0.9)	0.6	(16.7)
Non-cash pension and other post-employment benefit plan	(4.3)	(3.5)	(12.0)	(9.7)	(12.9)	(8.8)	(10.5)
Adjustment to tax indemnification asset					2.8	7.1	31.0
Factoring and securitization fees	1.4	1.3	3.6	3.2	4.3	3.4	0.6
Other, net	1.2	1.3	(0.7)	(0.2)	(3.0)	0.4	0.4
Other income (expense), net	$ 0.7	$ (11.7)	$ 4.8	$ (29.2)	$ (40.7)	$ 6.0	$ 0.8